UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada November 9, 2009
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 77
Form 13F Information Table Value Total: 4,333,944
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
9/30/2009


BANK OF MONTREAL       Common 063671101  128126 2365250  SHS Sole None   2365250
BANK OF NOVA SCOTIA    Common 064149107  64438  1318566  SHS Sole None   1318566
BARRICK GOLD CORP      Common 067901108  249008 6142275  SHS Sole None   6142275
BCE INC                Common 05534B760  76101  2883720  SHS Sole None   2883720
BROOKFIELD PROPERTIES  Common 112900105  30409  2504843  SHS Sole None   2504843
CAMECO CORP            Common 13321L108  62135  2091375  SHS Sole None   2091375
CANADIAN NATIONAL RAIL Common 136375102  102786 1949282  SHS Sole None   1949282
CANADIAN NATURAL RESOU Common 136385101  150949 2087818  SHS Sole None   2087818
CANADIAN PACIFIC RAILW Common 13645T100  135082 2696250  SHS Sole None   2696250
CELESTICA INC          Common 15101Q108  74994  7352370  SHS Sole None   7352370
ENBRIDGE INC           Common 29250N105  665    16000    SHS Sole None   16000
ENCANA CORP            Common 292505104  249366 4022040  SHS Sole None   4022040
GERDAU AMERISTEEL CORP Common 37373P105  15993  1872675  SHS Sole None   1872675
GOLDCORP INC           Common 380956409  195839 4556525  SHS Sole None   4556525
IMPERIAL OIL LTD       Common 453038408  144687 3550601  SHS Sole None   3550601
MAGNA INTERNATIONAL CL ClassA 559222401  59770  1309875  SHS Sole None   1309875
MANULIFE FINANCIAL COR Common 56501R106  133204 5920175  SHS Sole None   5920175
POTASH CORP            Common 73755L107  126955 1307200  SHS Sole None   1307200
PRECISION DRILLING TR Common 740215108  84365  11782826 SHS Sole None   11782826
PROGRESS ENERGY TRUST  Common 74326T108  15490  1120815  SHS Sole None   1120815
RESEARCH IN MOTION     Common 760975102  21642  299000   SHS Sole None   299000
ROYAL BANK OF CANADA   Common 780087102  198878 3455741  SHS Sole None   3455741
SHAW COMMUNICATIONS IN ClassB 82028K200  11800  608900   SHS Sole None   608900
SUNCOR ENERGY INC      Common 8677229106 288362 7710202  SHS Sole None   7710202
TALISMAN ENERGY INC    Common 87425E103  159778 8576400  SHS Sole None   8576400
THOMSON REUTERS COPR   Common 884903105  104690 2916150  SHS Sole None   2916150
TORONTO-DOMINION BANK  Common 891160509  230698 3331383  SHS Sole None   3331383
TRANSCANADA CORP       Common 89353D107  71488  2142281  SHS Sole None   2142281
ACCENTURE PLC - CL A   ClassA G1151C101  21780  545800   SHS Sole None   545800
AFLAC INC              Common 001055102  43270  945550   SHS Sole None   945550
AMGEN INC.             Common 031162100  22365  346800   SHS Sole None   346800
ANADARKO PETROLEUM COR Common 032511107  27491  409300   SHS Sole None   409300
APPLIED MATERIALS INC  Common 038222105  19693  1374626  SHS Sole None   1374626
BANK OF AMERICA CORP   Common 060505104  39112  2158925  SHS Sole None   2158925
BARRICK GOLD CORP      Common 067901108  33490  883650   SHS Sole None   883650
BERKSHIRE HATHAWAY INC ClassB 084670207  4      1        SHS Sole None   1
BEST BUY CO INC        Common 086516101  18685  465125   SHS Sole None   465125
BHP BILLITON LTD-SPON  Sponso 088606108  18904  267475   SHS Sole None   267475
BOEING CO              Common 097023105  17839  307675   SHS Sole None   307675
CHUBB CORP             Common 171232101  324    6000     SHS Sole None   6000
CISCO SYSTEMS INC      Common 17275R102  21691  860600   SHS Sole None   860600
COMCAST CORP - CLASS A ClassA 20030N101  10785  596700   SHS Sole None   596700
CSX CORP               Common 126408103  269    6000     SHS Sole None   6000
DELL INC.              Common 24702R101  30010  1836725  SHS Sole None   1836725
EATON CORP             Common 278058102  21340  352200   SHS Sole None   352200
EBAY INC               Common 278642103  23169  916900   SHS Sole None   916900
EMC CORP               Common 268648102  13824  757700   SHS Sole None   757700
ENERGIZER HOLDINGS INC Common 29266R108  22435  315850   SHS Sole None   315850
FLUOR CORP             Common 343412102  19004  349050   SHS Sole None   349050
FORTUNE BRANDS INC.    Common 349631101  19348  420425   SHS Sole None   420425
GENERAL ELECTRIC CO    Common 369604103  28808  1638575  SHS Sole None   1638575
HARLEY-DAVIDSON INC    Common 412822108  14743  598675   SHS Sole None   598675
INTEL CORP             Common 458140100  27640  1319075  SHS Sole None   1319075
JOHNSON & JOHNSON      Common 478160104  51397  788350   SHS Sole None   788350
JPMORGAN CHASE & CO    Common 46625H100  32644  695750   SHS Sole None   695750
KRAFT FOODS INC-A      ClassA 50075N104  24197  860275   SHS Sole None   860275
K-TEL INTERNATIONAL IN Common 482724309  1      12000    SHS Sole None   12000
MARATHON OIL CORP      Common 565849106  25262  739600   SHS Sole None   739600
MEDTRONIC INC          Common 585055106  31371  796175   SHS Sole None   796175
MERCK & CO. INC.       Common 589331107  25145  742475   SHS Sole None   742475
MICROSOFT CORPORATION  Common 594918104  49121  1783700  SHS Sole None   1783700
MONSANTO CO            Common 61166W101  12288  148275   SHS Sole None   148275
NABORS INDUSTRIES LTD  Common G6359F103  24392  1090025  SHS Sole None   1090025
NEWMONT MINING CORP    Common 651639106  20408  433000   SHS Sole None   433000
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  32292  699600   SHS Sole None   699600
SCHLUMBERGER LTD       Common 806857108  27084  424417   SHS Sole None   424417
SPECTRA ENERGY CORP    Common 847560109  31863  1571225  SHS Sole None   1571225
STATE STREET CORP      Common 857477103  26616  472599   SHS Sole None   472599
THE WALT DISNEY CO.    Common 254687106  21120  718325   SHS Sole None   718325
TRANSOCEAN LIMITED     Common H8817H100  37752  412243   SHS Sole None   412243
WELLPOINT HEALTH NETWO Common 94973V107  21743  428787   SHS Sole None   428787
WELLS FARGO & COMPANY  Common 949746101  28728  952125   SHS Sole None   952125
XTO ENERGY INC         Common 98385X106  34418  777950   SHS Sole None   777950
WELLS FARGO & COMPANY  Common 949746101  17973  637025   SHS Sole None   637025
WELLPOINT HEALTH NETWO Common 94973V107  25118  424387   SHS Sole None   424387
XTO ENERGY INC         Common 98385X106  29288  660275   SHS Sole None   660275